Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses:
Accrued interest	$ 5,041	$ 7,000
Accrued salaries	11,802	9,509
Current taxes payable	519	535
Other accrued expenses	2,694	2,847
Total	$ 20,056	$ 19,891